Loans Payable to Third Parties (Details) - Schedule of Loans Payable to Third Parties - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Schedule Of Loans Payable To Third Parties [Abstract]
Loans payable to third parties - current	$ 5,705	$ 4,500
Loans payable to third parties - non-current	1,200
Loans payable to third parties	$ 6,905	$ 4,500